6. Trade accounts receivable (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TradeAccountsReceivableLineItemLineItems [Line Items]
Non-current portion	R$ 103,075	R$ 130,308
Other Telephone Carriers [Member]
TradeAccountsReceivableLineItemLineItems [Line Items]
Non-current portion	R$ 68,639	R$ 102,960